INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Revenue	$ 8,374	$ 8,558
Cost of sales (excluding depreciation)	5,300	5,405
Depreciation	1,647	1,574
Finance expense	691	775
Other expenses (income)	(799)	60
Income before income taxes	2,747	1,778
Income tax expense	(1,231)	(917)
Net income	1,516	861
Total comprehensive income	1,554	1,049
Cash and equivalents (note 25a)	2,234	2,389	$ 2,455
Other current assets (note 18)	321	306
Total current assets	4,684	4,874
Total assets	25,308	25,264
Other current liabilities	331	309
Total current liabilities	1,747	1,819
Other non-current liabilities	1,744	1,461
Total liabilities	14,241	14,951
Total equity	11,067	10,313	$ 9,455
Current inventories	1,890	1,930
Jabal Sayid
Disclosure of joint ventures [line items]
Revenue	214	80
Cost of sales (excluding depreciation)	116	65
Depreciation	33	12
Finance expense	3	0
Other expenses (income)	2	0
Income before income taxes	60	3
Income tax expense	(8)	0
Net income	52	3
Total comprehensive income	52	3
Cash and equivalents (note 25a)	50	14
Other current assets (note 18)	70	56
Total current assets	120	70
Non-current assets	485	473
Total assets	605	543
Current financial liabilities (excluding trade, other payables & provisions)	12	0
Other current liabilities	35	27
Total current liabilities	47	27
Non-current financial liabilities (excluding trade, other payables & provisions)	379	391
Other non-current liabilities	13	11
Total non-current liabilities	392	402
Total liabilities	439	429
Total equity	166	114
Zaldívar
Disclosure of joint ventures [line items]
Revenue	649	518
Cost of sales (excluding depreciation)	375	354
Depreciation	111	87
Finance expense	1	2
Other expenses (income)	0	(5)
Income before income taxes	162	80
Income tax expense	(40)	(25)
Net income	122	55
Total comprehensive income	122	55
Cash and equivalents (note 25a)	72	102
Other current assets (note 18)	563	482
Total current assets	635	584
Non-current assets	1,582	1,603
Total assets	2,217	2,187
Current financial liabilities (excluding trade, other payables & provisions)	19	23
Other current liabilities	110	84
Total current liabilities	129	107
Non-current financial liabilities (excluding trade, other payables & provisions)	20	33
Other non-current liabilities	99	80
Total non-current liabilities	119	113
Total liabilities	248	220
Total equity	1,969	1,967
Current inventories	$ 451	$ 429